Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Net Loss Per Share [Abstract]
Schedule of basic and diluted income loss per share
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,885,252)	$(16,081,424)
Denominator:
Basic and diluted weighted average shares outstanding	35,682,652	34,280,137

Basic and diluted loss per share	$(0.05)	$(0.47)